Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($)							12 Months Ended
	Dec. 13, 2021	Nov. 29, 2021	Oct. 20, 2021	May 10, 2021	May 05, 2021	May 04, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Nov. 29, 2022
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill							$ 22,680,084	$ 22,680,084	$ 22,680,084
Business Combination, Consideration Transferred [Abstract]
Cash							$ 0	$ 37,324,035
Royalty agreement										$ 0
TDI
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Accounts receivable					$ 1,408,682
Other assets					91,000
Property and equipment					111,789
Goodwill					6,426,786
Accounts payable					(786,151)
Accrued expenses and other current liabilities					(53,857)
Contract liabilities					(3,637,122)
Notes payable					(64,733)
Total purchase price					7,456,394
Business Combination, Consideration Transferred [Abstract]
Cash					6,354,000
Total purchase price					7,456,394
TDI | Customer list
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets					3,840,000
TDI | Non-compete agreements
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets					$ 120,000
TDI | Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Common stock and warrants issued (in shares)					281,223
Equity interests issued					$ 1,102,394
Alt Labs
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Accounts receivable				$ 397,441
Other assets				390,502
Inventory				2,621,653
Property and equipment				1,739,441
Goodwill				4,410,564
Accounts payable				(397,441)
Accrued expenses and other current liabilities				(411,830)
Contract liabilities				(1,754,290)
Notes payable				(33,363)
Total purchase price				11,902,677
Business Combination, Consideration Transferred [Abstract]
Cash				10,470,000
Total purchase price				11,902,677
Alt Labs | Customer list
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets				1,250,000
Alt Labs | Proprietary technology
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets				3,670,000
Alt Labs | Non-compete agreements
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets				$ 20,000
Alt Labs | Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Common stock and warrants issued (in shares)				361,847
Equity interests issued				$ 1,432,677
Cleveland LLC
Business Combination, Consideration Transferred [Abstract]
Voting interest acquired (as a percent)						100.00%
Bargain purchase gain						$ 7,000,000
Identified Technology
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Accounts receivable			$ 90,858
Other assets			27,469
Goodwill			1,913,310
Accrued expenses and other current liabilities			(363,856)
Total purchase price			3,617,781
Business Combination, Consideration Transferred [Abstract]
Cash			35
Total purchase price			3,617,781
Identified Technology | Proprietary technology
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets			1,650,000
Identified Technology | Non-compete agreements
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets			90,000
Identified Technology | Tradename
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets			$ 210,000
Identified Technology | Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Common stock and warrants issued (in shares)			888,881
Equity interests issued			$ 3,617,746
ElectJet
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash		$ 27,466
Accounts receivable		30,000
Inventory		95,000
Goodwill		6,496,343
Deferred tax liability		(1,562,074)
Accrued expenses and other current liabilities		(113,742)
Total purchase price		11,062,993
Business Combination, Consideration Transferred [Abstract]
Cash		6,500,000
Total purchase price		11,062,993
ElectJet | Proprietary technology
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets		5,890,000
ElectJet | Non-compete agreements
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets		$ 200,000
ElectJet | Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Common stock and warrants issued (in shares)		1,803,279
Equity interests issued		$ 4,562,993
DTI Services
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Accounts receivable	$ 3,409,230
Other assets	1,259,556
Inventory	12,477,872
Property and equipment	761,370
Goodwill	1,355,728
ROU asset	1,196,764
Accounts payable	(951,302)
Accrued expenses and other current liabilities	(677,720)
Customer deposits	(153,201)
Operating lease liability	(1,226,128)
Line of credit	(4,710,768)
Total purchase price	20,351,401
Business Combination, Consideration Transferred [Abstract]
Cash	14,000,000
Seller notes	2,000,000
Total purchase price	20,351,401
DTI Services | Customer list
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets	6,300,000
DTI Services | Non-compete agreements
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets	690,000
DTI Services | Trademarks
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets	$ 620,000
DTI Services | Warrant
Business Combination, Consideration Transferred [Abstract]
Common stock and warrants issued (in shares)	396,825
Equity interests issued	$ 668,863
DTI Services | Class A Common Stock
Business Combination, Consideration Transferred [Abstract]
Common stock and warrants issued (in shares)	1,587,301
Equity interests issued	$ 3,682,538